Derivatives, Notional or Contractual Amounts (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives, net	$ 23,816	$ 27,553
Fair Value Asset derivatives, netting	(62,108)	(81,143)
Fair Value Liability derivatives, net	11,942	15,468
Fair Value Liability derivatives, netting	(71,116)	(89,990)
Derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	85,924	108,696
Fair Value Liability derivatives	83,058	105,458
Designated as Hedging Instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	9,092	9,946
Fair Value Liability derivatives	2,970	3,341
Designated as Hedging Instrument [Member] | Interest Rate Contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	92,004	87,537
Fair Value Asset derivatives	7,284	8,423
Fair Value Liability derivatives	2,696	2,769
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	27,382	22,269
Fair Value Asset derivatives	1,808	1,523
Fair Value Liability derivatives	274	572
Not Designated as Hedging Instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	76,832	98,750
Fair Value Liability derivatives	80,088	102,117
Not Designated as Hedging Instrument [Member] | Customer accommodation trading and other free standing derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	76,379	96,179
Fair Value Liability derivatives	79,202	99,986
Not Designated as Hedging Instrument [Member] | Free standing derivatives (economic hedges) [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	453	2,571
Fair Value Liability derivatives	886	2,131
Not Designated as Hedging Instrument [Member] | Interest Rate Contract [Member] | Customer accommodation trading and other free standing derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	2,774,783	2,425,144
Fair Value Asset derivatives	63,617	81,336
Fair Value Liability derivatives	65,305	83,834
Not Designated as Hedging Instrument [Member] | Interest Rate Contract [Member] | Free standing derivatives (economic hedges) [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	334,555	377,497
Fair Value Asset derivatives	450	2,318
Fair Value Liability derivatives	694	2,011
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Customer accommodation trading and other free standing derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	166,061	140,704
Fair Value Asset derivatives	3,713	3,151
Fair Value Liability derivatives	3,241	2,803
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Free standing derivatives (economic hedges) [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	3,074	5,833
Fair Value Asset derivatives	3	250
Fair Value Liability derivatives	64	3
Not Designated as Hedging Instrument [Member] | Equity Contract [Member] | Customer accommodation trading and other free standing derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	71,958	68,778
Fair Value Asset derivatives	3,783	3,768
Fair Value Liability derivatives	4,114	3,661
Not Designated as Hedging Instrument [Member] | Equity Contract [Member] | Free standing derivatives (economic hedges) [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	75	0
Fair Value Asset derivatives	0	0
Fair Value Liability derivatives	50	0
Not Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Customer accommodation trading and other free standing derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	90,732	77,985
Fair Value Asset derivatives	3,456	4,351
Fair Value Liability derivatives	3,590	4,234
Not Designated as Hedging Instrument [Member] | Credit Contracts Protection Purchased [Member] | Customer accommodation trading and other free standing derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	29,021	36,156
Fair Value Asset derivatives	1,495	3,254
Fair Value Liability derivatives	329	276
Not Designated as Hedging Instrument [Member] | Credit Contracts Protection Purchased [Member] | Free standing derivatives (economic hedges) [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	16	125
Fair Value Asset derivatives	0	3
Fair Value Liability derivatives	0	0
Not Designated as Hedging Instrument [Member] | Credit Contracts Protection Sold [Member] | Customer accommodation trading and other free standing derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	26,455	38,403
Fair Value Asset derivatives	315	319
Fair Value Liability derivatives	2,623	5,178
Not Designated as Hedging Instrument [Member] | Other Contract [Member] | Free standing derivatives (economic hedges) [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	2,296	2,367
Fair Value Asset derivatives	0	0
Fair Value Liability derivatives	$ 78	$ 117